Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012 item
Number of Securities
Unrealized loss for less than twelve months	19	103	256
Unrealized loss for twelve months or longer	163	160
Total	182	263	256
Fair Value
Unrealized loss for less than twelve months	$ 39,950	$ 666,812	$ 446,562
Unrealized loss for twelve months or longer	649,275	202,117
Estimated Fair Value, Total	689,225	868,929	446,562
Unrealized Loss
Unrealized loss for less than twelve months	170	50,933	2,603
Unrealized loss for twelve months or longer	27,245	16,892
Total	27,415	67,825	2,603
U.S. Treasury securities
Number of Securities
Unrealized loss for less than twelve months	3	6	2
Unrealized loss for twelve months or longer	1
Total	4	6	2
Fair Value
Unrealized loss for less than twelve months	6,396	12,748	2,427
Unrealized loss for twelve months or longer	2,010
Estimated Fair Value, Total	8,406	12,748	2,427
Unrealized Loss
Unrealized loss for less than twelve months	26	238	2
Unrealized loss for twelve months or longer	8
Total	34	238	2
Bonds
Number of Securities
Unrealized loss for less than twelve months	1	35	14
Unrealized loss for twelve months or longer	31	5
Total	32	40	14
Fair Value
Unrealized loss for less than twelve months	9,987	526,817	236,305
Unrealized loss for twelve months or longer	487,164	90,931
Estimated Fair Value, Total	497,151	617,748	236,305
Unrealized Loss
Unrealized loss for less than twelve months	13	45,274	314
Unrealized loss for twelve months or longer	20,886	10,453
Total	20,899	55,727	314
Residential mortgage-backed securities
Number of Securities
Unrealized loss for less than twelve months	1	2	7
Unrealized loss for twelve months or longer	3	3
Total	4	5	7
Fair Value
Unrealized loss for less than twelve months	1,593	2,194	12,279
Unrealized loss for twelve months or longer	9,356	9,309
Estimated Fair Value, Total	10,949	11,503	12,279
Unrealized Loss
Unrealized loss for less than twelve months	58	54	70
Unrealized loss for twelve months or longer	341	530
Total	399	584	70
Collateralized mortgage obligations
Number of Securities
Unrealized loss for less than twelve months	2	7	8
Unrealized loss for twelve months or longer	8	2
Total	10	9	8
Fair Value
Unrealized loss for less than twelve months	13,128	84,054	38,887
Unrealized loss for twelve months or longer	68,301	4,995
Estimated Fair Value, Total	81,429	89,049	38,887
Unrealized Loss
Unrealized loss for less than twelve months	24	4,320	79
Unrealized loss for twelve months or longer	4,057	70
Total	4,081	4,390	79
Corporate debt securities
Number of Securities
Unrealized loss for less than twelve months		7
Unrealized loss for twelve months or longer	1
Total	1	7
Fair Value
Unrealized loss for less than twelve months		10,754
Unrealized loss for twelve months or longer	1,889
Estimated Fair Value, Total	1,889	10,754
Unrealized Loss
Unrealized loss for less than twelve months		378
Unrealized loss for twelve months or longer	108
Total	108	378
States and political subdivisions
Number of Securities
Unrealized loss for less than twelve months	12	46	225
Unrealized loss for twelve months or longer	119	150
Total	131	196	225
Fair Value
Unrealized loss for less than twelve months	8,846	30,245	156,664
Unrealized loss for twelve months or longer	80,555	96,882
Estimated Fair Value, Total	89,401	127,127	156,664
Unrealized Loss
Unrealized loss for less than twelve months	49	669	2,138
Unrealized loss for twelve months or longer	1,845	5,839
Total	$ 1,894	$ 6,508	$ 2,138